EQUITY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Partnership Units [Line Items]
Beginning balance	$ (1,424)	$ (572)
Ending balance	$ (361)	$ (1,424)
Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares)	2,103,677,000,000	2,103,677,000,000
Share issuance (in shares)	0	0
Ending balance (in shares)	2,103,677,000,000	2,103,677,000,000
Share capital
Schedule of Partnership Units [Line Items]
Beginning balance	$ 53	$ 53
Ending balance	53	53
Share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance	53	53
Share issuance	0	0
Ending balance	$ 53	$ 53